Fair Value Measurements (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 31, 2014 item	Dec. 31, 2014 Nonrecurring Fair Value Measurements CNY	Dec. 31, 2013 Nonrecurring Fair Value Measurements CNY	Mar. 31, 2014 Nonrecurring Fair Value Measurements item	Dec. 31, 2014 Nonrecurring Fair Value Measurements Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2013 Nonrecurring Fair Value Measurements Significant Unobservable Inputs (Level 3) CNY
Fair Value Measurements
Property and Equipment						105,451	111,587		105,451	111,587
Fair Value Goodwill						5,139			5,139
Total Losses						7,864	8,594
Goodwill-Total losses	68	424	0	456		424	0
Property and Equipment carrying amount						113,315	120,181
Asset Impairment Charges	$ 1,267	7,864	8,594	13,820		7,864	8,594
Number of Restaurants Underperformed Requiring Goodwill Write Down					1			1